FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Carrying amount
Cash and balances at central banks	$ 160,672	$ 158,914	$ 158,231
Loans and advances to banks	16,500	18,448	15,444
Receivables from securities financing transactions	83,494	82,384	74,210
Cash collateral receivables on derivative instruments	29,785	35,046	32,737
Loans and advances to customers	390,126	376,798	379,528
Other financial assets measured at amortized cost	27,143	26,770	27,194
Fair Value
Financial assets measured at fair value	345,820	376,304	404,805
Not measured at fair value
Carrying amount
Cash and balances at central banks	160,700	158,900	158,200
Loans and advances to banks	16,500	18,400	15,400
Receivables from securities financing transactions	83,500	82,400	74,200
Cash collateral receivables on derivative instruments	29,800	35,000	32,700
Loans and advances to customers	390,100	376,800	379,500
Other financial assets measured at amortized cost	27,100	26,800	27,200
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value	160,700	158,900	158,200
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value	16,500	18,400	15,400
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value	83,500	82,400	74,200
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value	29,800	35,000	32,700
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value	389,800	376,800	380,800
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value	$ 27,600	$ 27,300	$ 28,000